Bank borrowings (Details) (CNY) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Short-term:
Short-term borrowings	529,906
Long-term due in one year:
Long-term borrowings due in a year	885,000
Long term:
Long-term bank borrowings	3,461,916	1,520,000
Total bank borrowings	4,876,822	1,520,000
Export-Import Bank of China | 3.51% due in June 2012
Bank borrowings
Interest rate (as a percent)		3.51%
Long term:
Long-term bank borrowings		120,000
Export-Import Bank of China | 4.760% due in September 2013
Bank borrowings
Interest rate (as a percent)	4.76%
Long term:
Long-term bank borrowings	130,000
Bank of China | 5.13% due in July 2013
Bank borrowings
Interest rate (as a percent)		5.13%
Long term:
Long-term bank borrowings		100,000
Bank of China | 5.13% due in October 2013
Bank borrowings
Interest rate (as a percent)		5.13%
Long term:
Long-term bank borrowings		100,000
Bank of China | 5.04 % due in May 2012
Bank borrowings
Interest rate (as a percent)	5.04%	5.04%
Long-term due in one year:
Long-term borrowings due in a year	100,000
Long term:
Long-term bank borrowings		300,000
Bank of China | 5.32 % due in November 2013
Bank borrowings
Interest rate (as a percent)		5.32%
Long term:
Long-term bank borrowings		100,000
Bank of China | 6.400% due in October 2012
Bank borrowings
Interest rate (as a percent)	6.40%
Long-term due in one year:
Long-term borrowings due in a year	200,000
Bank of China | 5.558% due in July 2012
Bank borrowings
Interest rate (as a percent)	5.558%
Long-term due in one year:
Long-term borrowings due in a year	20,000
Bank of China | 5.760% due in November 2012
Bank borrowings
Interest rate (as a percent)	5.76%
Long-term due in one year:
Long-term borrowings due in a year	30,000
Bank of China | 6.588% due in September 2012
Bank borrowings
Interest rate (as a percent)	6.588%
Long-term due in one year:
Long-term borrowings due in a year	45,000
Bank of China | 6.318% due in July 2013
Bank borrowings
Interest rate (as a percent)	6.318%
Long term:
Long-term bank borrowings	100,000
Bank of China | 6.318% due in September 2013
Bank borrowings
Interest rate (as a percent)	6.318%
Long term:
Long-term bank borrowings	100,000
Bank of China | 6.318% due in October 2013
Bank borrowings
Interest rate (as a percent)	6.318%
Long term:
Long-term bank borrowings	100,000
Bank of China | 2.752% due in June 2013
Bank borrowings
Interest rate (as a percent)	2.752%
Long term:
Long-term bank borrowings	100,000
Bank of China | 6.983% due in December 2013
Bank borrowings
Interest rate (as a percent)	6.983%
Long term:
Long-term bank borrowings	20,000
Agriculture Bank of China | 5.264 % due in April 2013
Bank borrowings
Interest rate (as a percent)		5.264%
Long term:
Long-term bank borrowings		80,000
Agriculture Bank of China | 5.13% due in November 2012
Bank borrowings
Interest rate (as a percent)		5.13%
Long term:
Long-term bank borrowings		100,000
Agriculture Bank of China | 5.04 % due in April 2013
Bank borrowings
Interest rate (as a percent)		5.04%
Long term:
Long-term bank borrowings		20,000
Agriculture Bank of China | 5.04 % due in May 2013
Bank borrowings
Interest rate (as a percent)		5.04%
Long term:
Long-term bank borrowings		40,000
Agriculture Bank of China | 5.04 % due in June 2013
Bank borrowings
Interest rate (as a percent)		5.04%
Long term:
Long-term bank borrowings		40,000
Agriculture Bank of China | 5.264 % due in December 2013
Bank borrowings
Interest rate (as a percent)		5.264%
Long term:
Long-term bank borrowings		120,000
Agriculture Bank of China | 2.189% due in May 2012
Bank borrowings
Interest rate (as a percent)	2.189%
Short-term:
Short-term borrowings	5,671
Agriculture Bank of China | 2.219% due in May 2012
Bank borrowings
Interest rate (as a percent)	2.219%
Short-term:
Short-term borrowings	75,611
Agriculture Bank of China | 2.162% due in May 2012
Bank borrowings
Interest rate (as a percent)	2.162%
Short-term:
Short-term borrowings	16,759
Agriculture Bank of China | 2.234% due in May 2012
Bank borrowings
Interest rate (as a percent)	2.234%
Short-term:
Short-term borrowings	50,407
Agriculture Bank of China | 6.318% due in November 2012
Bank borrowings
Interest rate (as a percent)	6.318%
Long-term due in one year:
Long-term borrowings due in a year	100,000
Agriculture Bank of China | 6.251% due in April 2013
Bank borrowings
Interest rate (as a percent)	6.251%
Long term:
Long-term bank borrowings	80,000
Agriculture Bank of China | 6.251% due in December 2013
Bank borrowings
Interest rate (as a percent)	6.251%
Long term:
Long-term bank borrowings	120,000
Agriculture Bank of China | 5.985 % due in April 2013
Bank borrowings
Interest rate (as a percent)	5.985%
Long term:
Long-term bank borrowings	20,000
Agriculture Bank of China | 5.869 % due in June 2013
Bank borrowings
Interest rate (as a percent)	5.869%
Long term:
Long-term bank borrowings	40,000
Agriculture Bank of China | 5.927 % due in May 2013
Bank borrowings
Interest rate (as a percent)	5.927%
Long term:
Long-term bank borrowings	10,000
Agriculture Bank of China | 5.985% due in May 2013
Bank borrowings
Interest rate (as a percent)	5.985%
Long term:
Long-term bank borrowings	30,000
Agriculture Bank of China | 6.916% due in July 2014
Bank borrowings
Interest rate (as a percent)	6.916%
Long term:
Long-term bank borrowings	50,000
China Construction Bank | 5.238 % due in May 2012
Bank borrowings
Interest rate (as a percent)		5.238%
Long term:
Long-term bank borrowings		160,000
China Construction Bank | 5.32 % due in November 2012
Bank borrowings
Interest rate (as a percent)		5.32%
Long term:
Long-term bank borrowings		40,000
China Construction Bank | 6.208% due in May 2012
Bank borrowings
Interest rate (as a percent)	6.208%
Long-term due in one year:
Long-term borrowings due in a year	150,000
China Construction Bank | 6.318% due in November 2012
Bank borrowings
Interest rate (as a percent)	6.318%
Long-term due in one year:
Long-term borrowings due in a year	40,000
China Construction Bank | 6.400 % due in May 2013
Bank borrowings
Interest rate (as a percent)	6.40%
Long term:
Long-term bank borrowings	50,000
Bank of Communications | 5.04 % due in April 2013
Bank borrowings
Interest rate (as a percent)		5.04%
Long term:
Long-term bank borrowings		200,000
Bank of Communications | 6.626% due in October 2012
Bank borrowings
Interest rate (as a percent)	6.626%
Long-term due in one year:
Long-term borrowings due in a year	200,000
Industrial and Commercial Bank of China | 7.300% due in September 2012
Bank borrowings
Interest rate (as a percent)	7.30%
Short-term:
Short-term borrowings	120,000
Industrial and Commercial Bank of China | 4.556% due in February 2012
Bank borrowings
Interest rate (as a percent)	4.556%
Short-term:
Short-term borrowings	72,460
Industrial and Commercial Bank of China | 7.315% due in October 2013
Bank borrowings
Interest rate (as a percent)	7.315%
Long term:
Long-term bank borrowings	160,000
Industrial and Commercial Bank of China | 7.648% due in November 2014
Bank borrowings
Interest rate (as a percent)	7.648%
Long term:
Long-term bank borrowings	150,000
Industrial and Commercial Bank of China | 6.771% due in March 2014
Bank borrowings
Interest rate (as a percent)	6.771%
Long term:
Long-term bank borrowings	140,000
Industrial and Commercial Bank of China | 6.771% from March 2011 due in September 2013
Bank borrowings
Interest rate (as a percent)	6.771%
Long term:
Long-term bank borrowings	70,000
Industrial and Commercial Bank of China | 6.771% from April 2011 due in September 2013
Bank borrowings
Interest rate (as a percent)	6.771%
Long term:
Long-term bank borrowings	30,000
Industrial and Commercial Bank of China | 6.771% due in March 2013
Bank borrowings
Interest rate (as a percent)	6.771%
Long term:
Long-term bank borrowings	40,000
Industrial and Commercial Bank of China | 6.983% due in March 2014
Bank borrowings
Interest rate (as a percent)	6.983%
Long term:
Long-term bank borrowings	20,000
Industrial and Commercial Bank of China | 6.221% due in March 2014
Bank borrowings
Interest rate (as a percent)	6.221%
Long term:
Long-term bank borrowings	54,255
Industrial and Commercial Bank of China | 6.221% due in June 2014
Bank borrowings
Interest rate (as a percent)	6.221%
Long term:
Long-term bank borrowings	59,161
Industrial and Commercial Bank of China | 6.983% due in January 2015
Bank borrowings
Interest rate (as a percent)	6.983%
Long term:
Long-term bank borrowings	190,000
Industrial and Commercial Bank of China | 6.983% due in January 2014
Bank borrowings
Interest rate (as a percent)	6.983%
Long term:
Long-term bank borrowings	750,000
Industrial and Commercial Bank of China | 6.983% due in January 2013
Bank borrowings
Interest rate (as a percent)	6.983%
Long term:
Long-term bank borrowings	500,000
Shanghai Rural Commercial Bank | 6.560% due in October 2012
Bank borrowings
Interest rate (as a percent)	6.56%
Short-term:
Short-term borrowings	49,000
Shanghai Pudong Development Bank | 5.504% due in June 2012
Bank borrowings
Interest rate (as a percent)	5.504%
Short-term:
Short-term borrowings	89,998
Shanghai Pudong Development Bank | 7.872% due in August 2012
Bank borrowings
Interest rate (as a percent)	7.872%
Short-term:
Short-term borrowings	50,000
Shanghai Pudong Development Bank | 6.720% due in June 2013
Bank borrowings
Interest rate (as a percent)	6.72%
Long term:
Long-term bank borrowings	100,000
China Everbright Bank | 6.983 % due in June 2014
Bank borrowings
Interest rate (as a percent)	6.983%
Long term:
Long-term bank borrowings	200,000
China Merchants Bank | 6.720% due in March 2013
Bank borrowings
Interest rate (as a percent)	6.72%
Long term:
Long-term bank borrowings	29,500
China Merchants Bank | 6.720% due in April 2013
Bank borrowings
Interest rate (as a percent)	6.72%
Long term:
Long-term bank borrowings	9,500
China Merchants Bank | 6.405% due in March 2013
Bank borrowings
Interest rate (as a percent)	6.405%
Long term:
Long-term bank borrowings	9,500